Preferred and Common Stock Warrants - Summary of Outstanding Warrants to Purchase Shares of Common Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock
Class of Warrant or Right [Line Items]
Number of Shares Issuable	10,414	0
Common Stock | Date Exercisable, December 12, 2012
Class of Warrant or Right [Line Items]
Date Exercisable	Dec. 12, 2012
Number of Shares Issuable	788
Exercise Price	$ 12.70
Expiration	Dec. 06, 2022
Common Stock | Date Exercisable,February 25, 2013
Class of Warrant or Right [Line Items]
Date Exercisable	Feb. 25, 2013
Number of Shares Issuable	3,152
Exercise Price	$ 12.70
Expiration	Dec. 06, 2022
Common Stock | Date Exercisable,February 29, 2016
Class of Warrant or Right [Line Items]
Date Exercisable	Feb. 29, 2016
Number of Shares Issuable	3,237
Exercise Price	$ 16.22
Expiration	Feb. 18, 2026
Common Stock | Date Exercisable,August 23, 2016
Class of Warrant or Right [Line Items]
Date Exercisable	Aug. 23, 2016
Number of Shares Issuable	3,237
Exercise Price	$ 16.22
Expiration	Feb. 18, 2026
Redeemable Preferred Stock
Class of Warrant or Right [Line Items]
Number of Shares Issuable	0	25,515
Redeemable Preferred Stock | Date Exercisable, December 12, 2012
Class of Warrant or Right [Line Items]
Date Exercisable		Dec. 12, 2012
Number of Shares Issuable		2,202
Exercise Price		$ 4.54
Expiration		Dec. 06, 2022
Redeemable Preferred Stock | Date Exercisable,February 25, 2013
Class of Warrant or Right [Line Items]
Date Exercisable		Feb. 25, 2013
Number of Shares Issuable		8,811
Exercise Price		$ 4.54
Expiration		Dec. 06, 2022
Redeemable Preferred Stock | Date Exercisable,February 29, 2016
Class of Warrant or Right [Line Items]
Date Exercisable		Feb. 29, 2016
Number of Shares Issuable		7,251
Exercise Price		$ 7.24
Expiration		Feb. 18, 2026
Redeemable Preferred Stock | Date Exercisable,August 23, 2016
Class of Warrant or Right [Line Items]
Date Exercisable		Aug. 23, 2016
Number of Shares Issuable		7,251
Exercise Price		$ 7.24
Expiration		Feb. 18, 2026